Quarterly Holdings Report
for
Fidelity® Low Volatility Factor ETF
October 31, 2022
T18-NPRT1-1222
1.9880051.106
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	177,554	3,236,809
Verizon Communications, Inc.	88,012	3,289,008
		6,525,817
Entertainment - 0.5%
Activision Blizzard, Inc.	30,189	2,197,759
Interactive Media & Services - 3.2%
Alphabet, Inc. Class A (a)	152,326	14,396,330
Media - 1.3%
Cable One, Inc.	1,224	1,051,942
Comcast Corp. Class A	96,592	3,065,830
Omnicom Group, Inc.	26,378	1,919,000
		6,036,772
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	18,731	2,838,870
TOTAL COMMUNICATION SERVICES		31,995,548
CONSUMER DISCRETIONARY - 12.1%
Diversified Consumer Services - 0.8%
Service Corp. International	60,664	3,676,845
Hotels, Restaurants & Leisure - 4.2%
Domino's Pizza, Inc.	10,155	3,373,897
McDonald's Corp.	23,437	6,390,332
Starbucks Corp.	57,517	4,980,397
Yum! Brands, Inc.	35,126	4,153,650
		18,898,276
Multiline Retail - 1.0%
Dollar General Corp.	17,882	4,560,804
Specialty Retail - 5.1%
AutoZone, Inc. (a)	1,995	5,053,096
O'Reilly Automotive, Inc. (a)	6,168	5,163,665
The Home Depot, Inc.	24,735	7,324,776
TJX Companies, Inc.	74,188	5,348,955
		22,890,492
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	48,405	4,486,175
TOTAL CONSUMER DISCRETIONARY		54,512,592
CONSUMER STAPLES - 6.2%
Beverages - 2.1%
PepsiCo, Inc.	27,282	4,953,866
The Coca-Cola Co.	76,342	4,569,069
		9,522,935
Food Products - 1.8%
General Mills, Inc.	32,268	2,632,423
Mondelez International, Inc.	46,003	2,828,264
The Hershey Co.	10,148	2,423,038
		7,883,725
Household Products - 2.3%
Colgate-Palmolive Co.	33,419	2,467,659
Kimberly-Clark Corp.	18,288	2,276,124
Procter & Gamble Co.	41,749	5,622,338
		10,366,121
TOTAL CONSUMER STAPLES		27,772,781
ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Chevron Corp.	30,009	5,428,628
ConocoPhillips Co.	26,445	3,334,450
Coterra Energy, Inc.	45,724	1,423,388
DT Midstream, Inc.	19,819	1,183,194
Exxon Mobil Corp.	61,651	6,831,547
Kinder Morgan, Inc.	80,444	1,457,645
ONEOK, Inc.	22,491	1,334,166
The Williams Companies, Inc.	45,533	1,490,295
		22,483,313
FINANCIALS - 11.5%
Capital Markets - 2.8%
CME Group, Inc.	17,611	3,051,986
FactSet Research Systems, Inc.	6,725	2,861,420
Intercontinental Exchange, Inc.	31,470	3,007,588
S&P Global, Inc.	11,197	3,597,036
		12,518,030
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	30,703	9,060,148
Insurance - 6.7%
Arthur J. Gallagher & Co.	17,605	3,293,543
Assurant, Inc.	17,702	2,404,994
Brown & Brown, Inc.	44,235	2,600,576
Chubb Ltd.	19,458	4,181,330
Erie Indemnity Co. Class A (b)	12,895	3,314,144
Marsh & McLennan Companies, Inc.	22,112	3,570,867
Progressive Corp.	29,806	3,827,090
The Travelers Companies, Inc.	19,761	3,645,114
W.R. Berkley Corp.	46,062	3,426,092
		30,263,750
TOTAL FINANCIALS		51,841,928
HEALTH CARE - 14.8%
Biotechnology - 2.0%
Amgen, Inc.	17,573	4,750,861
Regeneron Pharmaceuticals, Inc. (a)	5,784	4,330,770
		9,081,631
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	46,113	4,562,420
Medtronic PLC	45,688	3,990,390
		8,552,810
Health Care Providers & Services - 2.0%
UnitedHealth Group, Inc.	16,383	9,095,022
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	9,358	4,809,731
Pharmaceuticals - 7.8%
Bristol-Myers Squibb Co.	63,768	4,940,107
Eli Lilly & Co.	18,461	6,684,543
Johnson & Johnson	47,522	8,267,402
Merck & Co., Inc.	62,050	6,279,460
Pfizer, Inc.	122,469	5,700,932
Zoetis, Inc. Class A	21,482	3,239,056
		35,111,500
TOTAL HEALTH CARE		66,650,694
INDUSTRIALS - 9.2%
Aerospace & Defense - 2.9%
General Dynamics Corp.	11,983	2,993,353
L3Harris Technologies, Inc.	11,197	2,759,725
Lockheed Martin Corp.	7,766	3,779,557
Northrop Grumman Corp.	6,168	3,386,294
		12,918,929
Commercial Services & Supplies - 1.7%
Republic Services, Inc.	17,431	2,311,699
Rollins, Inc.	58,752	2,472,284
Waste Management, Inc.	17,069	2,703,218
		7,487,201
Industrial Conglomerates - 1.4%
3M Co.	21,075	2,651,024
Honeywell International, Inc.	19,120	3,900,862
		6,551,886
Machinery - 1.6%
Graco, Inc.	33,449	2,327,381
Otis Worldwide Corp.	31,655	2,236,109
PACCAR, Inc.	27,424	2,655,466
		7,218,956
Professional Services - 1.6%
Booz Allen Hamilton Holding Corp. Class A	23,848	2,595,855
FTI Consulting, Inc. (a)(b)	13,657	2,125,439
Leidos Holdings, Inc.	22,933	2,329,763
		7,051,057
TOTAL INDUSTRIALS		41,228,029
INFORMATION TECHNOLOGY - 25.7%
IT Services - 10.3%
Akamai Technologies, Inc. (a)	38,901	3,436,125
Amdocs Ltd.	42,140	3,637,103
Automatic Data Processing, Inc.	19,570	4,730,069
Fiserv, Inc. (a)	40,310	4,141,449
IBM Corp.	37,772	5,223,490
Jack Henry & Associates, Inc.	17,948	3,572,729
MasterCard, Inc. Class A	20,250	6,645,645
Maximus, Inc.	55,685	3,434,094
Paychex, Inc.	31,512	3,728,185
Visa, Inc. Class A	36,325	7,525,087
		46,073,976
Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	148,630	4,225,551
Texas Instruments, Inc.	30,257	4,860,182
		9,085,733
Software - 6.4%
Microsoft Corp.	101,869	23,646,851
Oracle Corp.	64,777	5,057,140
		28,703,991
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	205,104	31,450,653
TOTAL INFORMATION TECHNOLOGY		115,314,353
MATERIALS - 2.6%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	5,467	1,368,937
Ecolab, Inc.	7,328	1,151,009
Linde PLC	8,414	2,501,903
Sherwin-Williams Co.	5,847	1,315,750
		6,337,599
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	2,766	929,321
Vulcan Materials Co.	5,852	957,972
		1,887,293
Containers & Packaging - 0.5%
Aptargroup, Inc.	7,615	755,027
Ball Corp.	16,093	794,833
Packaging Corp. of America	6,398	769,104
		2,318,964
Metals & Mining - 0.3%
Newmont Corp.	25,546	1,081,107
TOTAL MATERIALS		11,624,963
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Agree Realty Corp.	9,534	654,986
American Tower Corp.	7,963	1,649,854
Crown Castle International Corp.	8,846	1,178,818
CubeSmart	16,938	709,194
Digital Realty Trust, Inc.	8,462	848,316
Equinix, Inc.	2,026	1,147,607
Equity Lifestyle Properties, Inc.	10,948	700,234
Extra Space Storage, Inc.	4,959	879,925
Prologis (REIT), Inc.	13,850	1,533,888
Public Storage	3,804	1,178,289
Realty Income Corp.	16,224	1,010,268
Sun Communities, Inc.	5,479	738,843
WP Carey, Inc.	10,088	769,714
		12,999,936
UTILITIES - 2.7%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	16,303	1,433,360
Duke Energy Corp.	18,458	1,719,916
Eversource Energy	15,289	1,166,245
Southern Co.	25,726	1,684,538
Xcel Energy, Inc.	20,135	1,310,990
		7,315,049
Multi-Utilities - 1.1%
Ameren Corp.	14,181	1,156,035
CMS Energy Corp.	18,280	1,042,874
Consolidated Edison, Inc.	14,661	1,289,582
WEC Energy Group, Inc.	13,555	1,237,978
		4,726,469
TOTAL UTILITIES		12,041,518
TOTAL COMMON STOCKS (Cost $449,897,567)		448,465,655

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	513,771	513,874
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	1,496,803	1,496,953
TOTAL MONEY MARKET FUNDS (Cost $2,010,827)		2,010,827

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $451,908,394)	450,476,482
NET OTHER ASSETS (LIABILITIES) - (0.3)% (e)	(1,150,060)
NET ASSETS - 100.0%	449,326,422

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	35	Dec 2022	679,525	23,348	23,348

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $35,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	1,126,798	6,346,551	6,959,475	4,885	-	-	513,874	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	1,748,660	6,228,140	6,479,847	6,393	-	-	1,496,953	0.0%
Total	2,875,458	12,574,691	13,439,322	11,278	-	-	2,010,827

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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